SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
SHARE CAPITAL

17.    SHARE CAPITAL

As at December 31, 2017 and 2018, all issued shares were registered and fully paid. Both A shares and H shares rank pari passu with each other.

The number of the Company’s authorised ordinary shares was 14,903,798,236 at par value of RMB1.00 per share as at December 31, 2017 and 2018. There were 14,903,798,236 ordinary shares issued and outstanding as at December 31, 2017 and 2018, respectively.